GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of Intangible assets, net

	Weighted	December 31, 2020
	Average Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Internally developed technology	10	$7,810	$(1,627)	$6,183
Customer relationships	6	2,130	(739)	1,391
Trademarks	2	720	(720)	—
Non-compete	3	180	(125)	55
Total acquired intangible assets		$10,840	$(3,211)	$7,629

	Weighted	December 31, 2020
	Average Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Internally developed technology	10	$7,810	$(846)	$6,964
Customer relationships	6	2,130	(177)	1,953
Trademarks	2	720	(390)	330
Non-compete	3	180	(65)	115
Total acquired intangible assets		$10,840	$(1,478)	$9,362

Schedule of estimated amortization expense

2021	$1,191
2022	1,136
2023	1,136
2024	1,107
2025	781
Thereafter	2,278
Total	$7,629

Airspan [Member]
Schedule of Intangible assets, net

	Weighted	June 30, 2021
	Average Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Internally developed technology	10	$7,810	$(2,017)	$5,793
Customer relationships	6	2,130	(917)	1,213
Trademarks	2	720	(720)	-
Non-compete	3	180	(155)	25
Total acquired intangible assets		$10,840	$(3,809)	$7,031

	Weighted	December 31, 2020
	Average Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Internally developed technology	10	$7,810	$(1,627)	$6,183
Customer relationships	6	2,130	(739)	1,391
Trademarks	2	720	(720)	-
Non-compete	3	180	(125)	55
Total acquired intangible assets		$10,840	$(3,211)	$7,629

Schedule of estimated amortization expense

2021	$593
2022	1,136
2023	1,136
2024	1,107
2025	781
Thereafter	2,278
Total	$7,031